FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894
                                   ---------

                      FRANKLIN MANAGED TRUST
                      ----------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 6/30/07
                          -------



Item 1. Schedule of Investments.


Franklin Managed Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Rising Dividends Fund ...........................................    3

Notes to Statement of Investments ........................................    6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Managed Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                              SHARES         VALUE
----------------------------------------------------------------------------------------------------------
    COMMON STOCKS 97.4%
    COMMERCIAL SERVICES 2.3%
    ABM Industries Inc. ...................................................      768,050   $   19,823,371
    Cintas Corp. ..........................................................    1,233,200       48,625,076
    Superior Uniform Group Inc. ...........................................      224,200        2,925,810
                                                                                           ---------------
                                                                                               71,374,257
                                                                                           ---------------
    CONSUMER DURABLES 2.0%
  a Leggett & Platt Inc. ..................................................    2,192,000       48,333,600
  b Russ Berrie and Co. Inc. ..............................................      725,219       13,510,830
                                                                                           ---------------
                                                                                               61,844,430
                                                                                           ---------------
    CONSUMER NON-DURABLES 5.9%
    Alberto-Culver Co. ....................................................    1,424,050       33,778,466
    McCormick & Co. Inc. ..................................................      749,900       28,631,182
    The Procter & Gamble Co. ..............................................    1,971,400      120,629,966
                                                                                           ---------------
                                                                                              183,039,614
                                                                                           ---------------
    ELECTRONIC TECHNOLOGY 0.1%
    Cohu Inc. .............................................................       94,200        2,095,950
                                                                                           ---------------
    FINANCE/RENTAL/LEASING 4.7%
    Fannie Mae ............................................................      611,500       39,949,295
    Freddie Mac ...........................................................    1,762,900      107,008,030
                                                                                           ---------------
                                                                                              146,957,325
                                                                                           ---------------
    HEALTH TECHNOLOGY 10.7%
    Becton Dickinson and Co. ..............................................      754,800       56,232,600
    Hillenbrand Industries Inc. ...........................................    1,613,500      104,877,500
    Pfizer Inc. ...........................................................    3,462,600       88,538,682
a,c West Pharmaceutical Services Inc. .....................................    1,775,200       83,700,680
                                                                                           ---------------
                                                                                              333,349,462
                                                                                           ---------------
    INSURANCE BROKERS/SERVICES 0.8%
  a Arthur J. Gallagher & Co. .............................................      902,000       25,147,760
                                                                                           ---------------
    INVESTMENT MANAGERS 3.3%
    State Street Corp. ....................................................    1,508,200      103,160,880
                                                                                           ---------------
    LIFE/HEALTH INSURANCE 2.8%
    AFLAC Inc. ............................................................    1,689,000       86,814,600
                                                                                           ---------------
    MAJOR BANKS 5.1%
    PNC Financial Services Group Inc. .....................................      264,815       18,955,458
    SunTrust Banks Inc. ...................................................      698,105       59,855,522
    U.S. Bancorp ..........................................................    2,466,303       81,264,684
                                                                                           ---------------
                                                                                              160,075,664
                                                                                           ---------------
    MULTI-LINE INSURANCE 4.0%
    American International Group Inc. .....................................    1,790,277      125,373,098
                                                                                           ---------------
    NON-ENERGY MINERALS 2.5%
    Nucor Corp. ...........................................................    1,317,800       77,288,970
                                                                                           ---------------


                                          Quarterly Statement of Investments | 3

Franklin Managed Trust

----------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                              SHARES         VALUE
----------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    PROCESS INDUSTRIES 6.9%
    Bemis Co. Inc. ........................................................    1,434,989   $   47,612,935
    Donaldson Co. Inc. ....................................................      421,100       14,970,105
    Praxair Inc. ..........................................................    2,128,400      153,223,516
                                                                                           ---------------
                                                                                              215,806,556
                                                                                           ---------------
    PRODUCER MANUFACTURING 28.3%
  a Brady Corp., A ........................................................    2,952,155      109,643,037
    Carlisle Cos. Inc. ....................................................    3,005,000      139,762,550
    Dover Corp. ...........................................................    2,532,300      129,527,145
    General Electric Co. ..................................................    3,522,900      134,856,612
  a Graco Inc. ............................................................      700,171       28,202,888
    Nordson Corp. .........................................................      345,449       17,327,722
    Roper Industries Inc. .................................................    2,477,000      141,436,700
    Teleflex Inc. .........................................................      560,941       45,873,755
    United Technologies Corp. .............................................    1,884,500      133,667,585
                                                                                           ---------------
                                                                                              880,297,994
                                                                                           ---------------
    PROPERTY-CASUALTY INSURANCE 7.2%
    Erie Indemnity Co., A .................................................    1,652,782       89,316,339
    Mercury General Corp. .................................................      350,619       19,322,613
    Old Republic International Corp. ......................................    4,239,250       90,126,455
    RLI Corp. .............................................................      466,283       26,088,534
                                                                                           ---------------
                                                                                              224,853,941
                                                                                           ---------------
    REGIONAL BANKS 0.4%
    Peoples Bancorp Inc. ..................................................      262,768        7,113,130
  a TrustCo Bank Corp. NY .................................................      678,121        6,699,835
                                                                                           ---------------
                                                                                               13,812,965
                                                                                           ---------------
    RETAIL TRADE 8.4%
    Family Dollar Stores Inc. .............................................    3,949,000      135,529,680
  b Sally Beauty Holdings Inc. ............................................      929,050        8,361,450
    Wal-Mart Stores Inc. ..................................................    2,427,500      116,787,025
                                                                                           ---------------
                                                                                              260,678,155
                                                                                           ---------------
    SAVINGS BANKS 2.0%
    Washington Mutual Inc. ................................................    1,485,050       63,322,532
                                                                                           ---------------
    TOTAL COMMON STOCKS (COST $2,179,322,313) .............................                 3,035,294,153
                                                                                           ---------------
    SHORT TERM INVESTMENTS 3.7%
    MONEY MARKET FUND (COST $80,841,216) 2.6%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..   80,841,216       80,841,216
                                                                                           ---------------
    INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.1%
    MONEY MARKET FUND (COST 33,916,500) 1.1%
  e Bank of New York Institutional Cash Reserve Fund, 5.308% ..............   33,916,500       33,916,500
                                                                                           ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $114,757,716) ......................                   114,757,716
                                                                                           ---------------


4 | Quarterly Statement of Investments

Franklin Managed Trust

----------------------------------------------------------------------------------------------------------
    FRANKLIN RISING DIVIDENDS FUND                                                              VALUE
----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (COST $2,294,080,029) 101.1% .....................................   $3,150,051,869
    OTHER ASSETS, LESS LIABILITIES (1.1%) ..............................................      (33,541,762)
                                                                                           ---------------
    NET ASSETS 100.0% ..................................................................   $3,116,510,107
                                                                                           ===============

a A portion or all of the security is on loan as of June 30, 2007.

b Non-income producing for the twelve months ended June 30, 2007.

c See Note 4 regarding holdings of 5% voting securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e The rate shown is the annualized seven-day yield at period end.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 5

Franklin Managed Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $ 2,294,622,818
                                                           ================

Unrealized appreciation ................................   $   886,192,462
Unrealized depreciation ................................       (30,763,411)
                                                           ----------------
Net unrealized appreciation (depreciation) .............   $   855,429,051
                                                           ================


6 | Quarterly Statement of Investments

Franklin Managed Trust

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended June 30, 2007, were as shown below.

-----------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF SHARES                           NUMBER OF                                 REALIZED
                             HELD AT BEGINNING    GROSS      GROSS     SHARES HELD AT     VALUE AT    INVESTMENT    CAPITAL
NAME OF ISSUER                    OF YEAR       ADDITIONS  REDUCTIONS  END OF PERIOD   END OF PERIOD    INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
   Services Inc. ..........          1,775,200         --          --       1,775,200  $  83,700,680  $  692,328  $       --
                                                                                       ======================================

TOTAL AFFILIATED SECURITIES (2.69% of Net Assets)

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  August 27, 2007





                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 27, 2007


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer